Business combination (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Contingent Liabilities in Business Combination Text Block [Abstract]
Schedule of acquisition consideration
Cash	$25,000
Stock	5,000
GPS Contingent consideration	50,483
Total acquisition consideration	$80,483

Schedule of fair value of the identifiable assets
Thousands of $ As of December 31, 2022	Carrying value at acquisition date	Fair value adjustments	Fair value at acquisition date
Intangible assets IP / Brand	-	36,550	36,550
Intangible assets Customer relationships	-	8,007	8,007
Total identified assets	-	44,557	44,557
Goodwill	-	35,926	35,926
Acquisition price	-	-	80,483